Cover	May 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Entity File Number	001-42578
Entity Registrant Name	Siddhi Acquisition Corp
Entity Central Index Key	0002034037
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	100 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	347
Local Phone Number	316-8312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SDHI
Security Exchange Name	NASDAQ
Rights, one right to receive one-tenth (1/10th) of one Class A ordinary share
Title of 12(b) Security	Rights, one right to receive one-tenth (1/10th) of one Class A ordinary share
Trading Symbol	SDHIR
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one right to receive one-tenth (1/10th) of one Class A ordinary shares
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right to receive one-tenth (1/10th) of one Class A ordinary shares
Trading Symbol	SDHIU
Security Exchange Name	NASDAQ